Taxes (Details 3) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Taxes [Abstract]
VAT taxes payable	$ 42,860	$ 28,877
Other taxes payable	4,925	6,770
Total	$ 47,785	$ 35,647